INCOME TAXES (Schedule of Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Currently payable:
Federal									$ 332	$ 284	$ 575
State									70	6	76
Current income taxes, total									402	290	651
Deferred									71	252	251
Total	$ 144	$ 92	$ 123	$ 114	$ 130	$ 130	$ 201	$ 81	$ 473	$ 542	$ 902